Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net income (loss) for the period	$ 19,219	$ (18,208)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Revenue recognized from digital currency	(122,870)	(50,401)
Proceeds from sale of digital currency	123,917	29,608
Revaluation of digital currency	(27,714)	17,296
Digital currency purchased	(18,330)	0
Depreciation	60,303	28,473
Non-cash lease expense	1,465	1,383
Unrealized gain on investments	110	(16,115)
Change in fair value of derivative liability	(14,173)	(1,135)
Gain on sale of equipment	(1,360)	(9,509)
Provision on sales tax receivables	(1,367)	(966)
Income tax expense	1,668	1,326
Accretion on convertible debt	315	739
Share-based compensation	11,222	2,723
Interest expense	151	223
Foreign exchange (gain) loss	(2,391)	(506)
Lease payments on operating leases	(1,644)	(1,391)
Changes in non-working capital items
Amounts receivable and prepaids	(41,739)	1,172
Accounts payable and accrued liabilities	12,834	8,746
Net cash used in operating activities	(384)	(6,542)
Cash flows from investing activities
Deposits on equipment	(10,895)	(613)
Purchase of investments	(907)	(1,128)
Proceeds on disposal of equipment	1,533	9,723
Purchase of equipment	(64,795)	(32,593)
Payment of security deposits	(23,788)	(3,360)
Aquisition of Megawatt Mining, net cash	(9,249)	0
Net cash used in investing activities	(108,101)	(27,971)
Cash flows from financing activities
Exercise of options	738	0
Loan payments	(823)	(2,406)
Shares offering	139,163	35,924
Repayment of acquisition loan payable	(31,000)
Repayment of debenture	(750)	(1,500)
Net cash provided by financing activities	107,328	32,018
Effects of exchange rate changes on cash	425	58
Net change in cash during the period	(732)	(2,437)
Cash, restricted cash equivalents and bank overdraft
Beginning of period	23,375	9,678
End of period	$ 22,643	$ 7,241